Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 174,605	£ 133,813
Financial assets at fair value through the income statement	206,651	213,568
Derivative financial instruments	256,836	302,380
Financial assets at fair value through other comprehensive income	71,836	65,062
Loans and advances at amortised cost	342,747	353,292
Debt securities at amortised cost	56,749	45,487
Reverse repurchase agreements and other similar secured lending	2,594	776
Other assets	6,192	5,477
Total assets	1,477,487	1,513,699	£ 1,384,300
Derivative financial instruments	250,044	289,620
Structured entities
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	15,482	8,632
Financial assets at fair value through the income statement	75,692	77,625
Derivative financial instruments	5,685	4,555
Financial assets at fair value through other comprehensive income	838	423
Loans and advances at amortised cost	34,316	30,750
Debt securities at amortised cost	18,487	13,542
Reverse repurchase agreements and other similar secured lending	896	117
Other assets	130	69
Total assets	151,526	135,713
Derivative financial instruments	6,173	8,460
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	74,551	75,166
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	896	117
Other assets	0	0
Total assets	75,447	75,283
Derivative financial instruments	0	0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	15,482	8,632
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	15,482	8,632
Derivative financial instruments	0	0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	5,685	4,555
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	5,685	4,555
Derivative financial instruments	6,173	8,460
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,141	2,459
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	838	423
Loans and advances at amortised cost	34,316	30,750
Debt securities at amortised cost	18,487	13,542
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	130	69
Total assets	54,912	47,243
Derivative financial instruments	£ 0	£ 0